Income taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended														12 Months Ended	36 Months Ended	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013 Domestic And Foreign Enterprises [Member]	Dec. 31, 2013 Enterprise Income Tax [Member]	Dec. 31, 2013 Non-PRC Tax Resident Enterprise Income Tax [Member]	Dec. 31, 2013 Sgoco [Member] Hong Kong [Member]	Dec. 31, 2012 Sgoco [Member] Hong Kong [Member]	Dec. 31, 2011 Sgoco [Member] Hong Kong [Member]	Dec. 31, 2013 SGO [Member]	Dec. 31, 2012 SGO [Member]	Dec. 31, 2013 SGO [Member] US [Member]	Dec. 31, 2011 Guanke [Member] Enterprise Income Tax [Member]	Dec. 31, 2013 PRC Entities [Member]	Dec. 31, 2012 PRC Entities [Member]
Income Tax Disclosure [Line Items]
Undistributed earnings of PRC subsidiaries	$ 7,219		$ 3,966
Income tax expense on the Sale of Honesty Group					5,363
Withholding tax rate for dividends distributed by a foreign invested enterprise	10.00%
Other tax expense	400		2,800		1,100
Other	1.70%	[1]	11.00%	[1]	0.50%	[1]
Net operating loss carry forwards													$ 531	$ 248			$ 1,137	$ 476
Operating loss carry forwards, expiration date													Dec. 31, 2030				Dec. 31, 2018
Tax rate	34.00%		34.00%		34.00%		33.00%	25.00%	10.00%	16.50%	16.50%	16.50%			34.00%	12.50%

[1]	There were no other material items affecting the effective income tax for the years ended December 31, 2013, 2012 and 2011 except for (i) the expense incurred by holding company incorporated in the Cayman Islands where there is no tax. The 1.7%, 11.0% and 0.5% for the years ended December 31, 2013, 2012 and 2011 included losses incurred by SGOCO and Honesty Group of approximately $0.4 million, $2.8 million and $1.1 million, respectively; and (ii) the valuation allowance on loss incurred by the PRC entities.